BETTER 10Q - RISKS AND UNCERTAINTIES (Tables)	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Loan Repurchase Reserve Activity	The following presents the activity of the Company’s loan repurchase reserve:Six Months Ended June 30,(Amounts in thousands)20232022Loan repurchase reserve at beginning of period$26,745 $17,540 (Recovery) Provision(688)12,709 Charge-offs(4,225)(9,180)Loan repurchase reserve at end of period$21,832 $21,069 The following presents the activity of the Company’s loan repurchase reserve:Year Ended December 31,(Amounts in thousands)20222021Loan repurchase reserve at beginning of year$17,540 $7,438 Provision33,518 13,780 Charge-offs(24,313)(3,678)Loan repurchase reserve at end of year$26,745 $17,540